Accounting Principles and Scope of Consolidation - Schedule of Reconcilation between the Non-cancellable Operating Lease (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Operating lease commitments disclosed as at December 31, 2018			$ 3,074
Discounted using the Group's incremental borrowing rate at the date of initial application		$ 2,772
(Less): short-term and low-value leases recognized on a straight-line basis as expense		(37)
(Less): adjustments relating to changes in the index or rate affecting variable payments		(28)
Lease liability recognized as at January 1, 2019		2,707
Current lease liabilities	$ 597	577
Non-current lease liabilities	$ 1,841	$ 2,130